SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Long-term deferred taxes		$ 25
Long-term deferred rent	521
Other	110	83
Other long-term liabilities	$ 631	$ 108